ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits beginning of year	$ 3,892	$ 4,166	$ 4,378
Increase in tax positions for prior years	437
Decrease in tax positions for prior years		(82)	(129)
Increase in tax positions for current year	839	730	768
Lapse in statute of limitations	(1,565)	(922)	(851)
Gross unrecognized tax benefits end of year	3,603	3,892	4,166
Income tax penalties and interest accrued	500	$ 500	$ 500
Increase in unrecognized tax benefits is reasonably possible	$ 1,100